Lease obligations (Details 6) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Leases [Abstract]
2020	$ 196
2021	138
2022	96
Total minimum lease payments	430
Financing component	(44)
Net present value of minimum lease payments	386
Less: current portion of operating lease obligations	(170)	$ 0
Long-term operating lease obligations	$ 216	$ 0